Operating segments, Geographical information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Non-Current Assets, Excluding Deferred Tax Assets by Geographical Location [Abstract]
Non-current assets	$ 242,844	$ 410,206
Australia [Member]
Non-Current Assets, Excluding Deferred Tax Assets by Geographical Location [Abstract]
Non-current assets	867	810
North America [Member]
Non-Current Assets, Excluding Deferred Tax Assets by Geographical Location [Abstract]
Non-current assets	$ 241,969	$ 406,820